DEBT (Details) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CAD	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CAD	Aug. 18, 2014 USD ($)	Aug. 18, 2014 CAD
DEBT
Total debt					CAD 42,129		CAD 35,468
Current maturities					(1,990)		(1,004)
Short-term borrowings					CAD (599)		CAD (1,041)
Weighted average interest rate (as a percent)				0.80%	0.80%	1.40%	1.40%
Long-term debt					CAD 39,540		CAD 33,423
Other - Primarily debt discount					(49)		(35)
Debenture and term note issues - Southern Lights		CAD 1,507
INTEREST EXPENSE
Capitalized	CAD (353)	(416)	CAD (250)
Interest Expense, Total	CAD 1,624	1,129	947
CREDIT FACILITIES
Total Facilities					21,720		18,611
Draws					12,049
Available					9,671
Weighted average standby fee on unused portion (as a percent)	0.20%
Liquids Pipelines
DEBT
Long-term debt not transferred							3,693
Credit facility not transferred							300
CREDIT FACILITIES
Total Facilities					28		300
Available					28
Gas Distribution
CREDIT FACILITIES
Total Facilities					1,010		1,008
Draws					603
Available					407
Sponsored Investments
CREDIT FACILITIES
Total Facilities					9,224		4,531
Draws					4,089
Available					5,135
Corporate
CREDIT FACILITIES
Total Facilities					11,458		12,772
Draws					7,357
Available					CAD 4,101
Gas Pipelines, Processing and Energy Services
DEBT
Long-term debt not transferred							103
Debentures | Liquids Pipelines
DEBT
Total debt							200
Debentures | Gas Distribution
DEBT
Weighted Average Interest Rate (as a percent)				9.90%	9.90%
Total debt					CAD 85		85
Debentures | Sponsored Investments
DEBT
Weighted Average Interest Rate (as a percent)				8.20%	8.20%
Total debt					CAD 200
Medium-term notes | Liquids Pipelines
DEBT
Weighted Average Interest Rate (as a percent)				4.00%	4.00%
Total debt					CAD 1,439		4,557
Portion of carrying value of debt instrument							3,323
Portion of carrying value of debt instrument converted in US dollar | $				$ 1,040		$ 1,064
Medium-term notes | Gas Distribution
DEBT
Weighted Average Interest Rate (as a percent)				4.60%	4.60%
Total debt					CAD 3,603		3,033
Medium-term notes | Sponsored Investments
DEBT
Weighted Average Interest Rate (as a percent)				4.30%	4.30%
Total debt					CAD 6,466		2,405
Portion of carrying value of debt instrument					CAD 100		100
Medium-term notes | Corporate
DEBT
Weighted Average Interest Rate (as a percent)				4.30%	4.30%
Total debt					CAD 5,698		6,048
Southern Lights project financing
DEBT
Credit facility not transferred								$ 1,061	CAD 352
INTEREST EXPENSE
Interest expense on debt		49	40
Commercial paper and credit facility draws, net of short term borrowings
DEBT
Long-term debt					11,344		8,960
INTEREST EXPENSE
Interest expense on debt	CAD 172	71	34
Commercial paper and credit facility draws, net of short term borrowings | Liquids Pipelines
DEBT
Total debt							163
Commercial paper and credit facility draws, net of short term borrowings | Gas Distribution
DEBT
Total debt					599		939
Commercial paper and credit facility draws, net of short term borrowings | Sponsored Investments
DEBT
Total debt					4,012		2,614
Portion of carrying value of debt instrument					1,346		140
Portion of carrying value of debt instrument converted in US dollar | $				$ 1,926		2,132
Commercial paper and credit facility draws, net of short term borrowings | Corporate
DEBT
Total debt					7,332		6,182
Portion of carrying value of debt instrument					4,168		3,217
Portion of carrying value of debt instrument converted in US dollar | $				$ 2,287		2,555
Other . | Liquids Pipelines
DEBT
Total debt					7		9
Other . | Sponsored Investments
DEBT
Total debt					CAD 4
Junior subordinated notes | Sponsored Investments
DEBT
Weighted Average Interest Rate (as a percent)				8.10%	8.10%
Total debt				$ 400	CAD 554	400	464
Unsecured senior notes | Sponsored Investments
DEBT
Weighted Average Interest Rate (as a percent)				6.10%	6.10%
Total debt				$ 5,750	CAD 7,958	4,150	4,815
United States dollar term notes | Corporate
DEBT
Weighted Average Interest Rate (as a percent)				3.30%	3.30%
Total debt				$ 3,050	CAD 4,221	$ 3,350	3,886
Debentures and term notes
Debenture and term note maturities
2016					1,987
2017					2,639
2018					1,197
2019					1,883
2020					2,841
Thereafter					19,677
Expected interest obligation on debentures and term notes
2016					1,704
2017					1,599
2018					1,439
2019					1,246
2020					1,048
INTEREST EXPENSE
Interest expense on debt	CAD 1,805	CAD 1,425	CAD 1,123
Uncommitted credit facilities
CREDIT FACILITIES
Total Facilities					349		361
Available					CAD 185		80
Promissory note | Gas Pipelines, Processing and Energy Services
DEBT
Total debt							CAD 103